Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,552,000
Total Fee Amount	1,042.93
Total Offset Amount	0
Net Fee	$ 1,042.93
Offset Table N/A	N/A